Stockholders' Equity (Rollforward of RSUs and PSUs) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
RSU and target PSU rollforward
Non-vested (shares), beginning balance	13,300,969
Granted (shares)	4,150,247
Vested (shares)	(7,355,952)
Forfeited (shares)	(576,040)
Non-vested (shares), ending balance	9,519,224
Weighted Average Grant Date Fair Value [Abstract]
Non-vested, beginning balance	$ 19.89
Granted	$ 40.70
Vested	$ 16.32
Forfeited	$ 28.54
Non-vested, ending balance	$ 31.20